Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2024
Fidelity Freedom Blend 2015 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.45%
Since Inception	(0.26%)	[1]
Fidelity Freedom Blend 2015 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.33%
Since Inception	(2.02%)	[1]
Fidelity Freedom Blend 2015 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.91%
Since Inception	(0.65%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.58%)
F0550
Average Annual Return:
Past 1 year	11.41%
Since Inception	0.15%

[1]	A From April 6, 2021 .